CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Research and development expenses, including related party expenses of $912 and $1,519 for the years ended December 31, 2024 and 2023, respectively	$ 265,554	$ 137,676
General and administrative expenses	35,200	20,498
Total operating expenses	300,754	158,174
Loss from operations	(300,754)	(158,174)
Other income (expense):
Interest income	12,020	3,368
Change in fair value of derivative liability	(5,406)	(119)
Other income (expenses), net	(93)	(68)
Total other income (expense), net	6,521	3,181
Net loss	(294,233)	(154,993)
Other comprehensive income (loss):
Unrealized gain (loss) on marketable securities, net	38	129
Net loss and other comprehensive loss	$ (294,195)	$ (154,864)
Net loss per share attributable to common stockholders, basic	$ (10.38)	$ (72.08)
Net loss per share attributable to common stockholders, diluted	$ (10.38)	$ (72.08)
Weighted-average shares of common stock outstanding, basic	28,341,866	2,150,186
Weighted-average shares of common stock outstanding, diluted	28,341,866	2,150,186